Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Contingencies
The breakdown of existing contingencies classified as probable by the Group, based on the evaluation of its legal advisors, which are recognized as a liability, is as follows:

	December 31, 2021	December 31, 2020
Civil	17	21
Labor	16	49
Tax	53	—

	86	70

The breakdown of existing contingencies classified as possible by the Group, based on the evaluation of its legal advisors, for which no provision was recognized, is as follows:

	December 31, 2021	December 31, 2020
Civil	123	45
Labor	189	157
Tax	10	33

	322	235